Balance Sheet Components (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Components [Line Items]
Depreciation expense		$ 11,900,000	$ 7,700,000	$ 10,900,000	$ 2,800,000	$ 600,000
Increase in Goodwill due to acquisition	9,862,000			9,862,000
Goodwill impairments			0	0
Amortization expense		800,000	800,000	1,100,000	1,200,000	1,000,000
Accrued Liabilities [Member] | IPO [Member]
Balance Sheet Components [Line Items]
Deferred public offering costs	$ 500,000	$ 800,000		$ 500,000